Share Based Compensation - Schedule The fair value of awards granted was determined using the Black-Scholes pricing model (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.28%	2.24%
Expected Term	4 days 15 hours	4 days 11 hours
Expected Volatility	76.67%	73.55%
Expected dividend yield	0.00%	0.00%